Income Taxes (Details) (USD $)	2 Months Ended	12 Months Ended	10 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Nov. 11, 2012 Predecessor [Member]
Current income tax expense:
Federal
State		1,000
Total		1,000
Deferred income tax expense:
Federal
State
Total
Provision for income taxes		$ 1,000